Basis of Preparation	12 Months Ended
Mar. 31, 2019
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation:
(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements were approved by the Board of Directors on June 12, 2019.

(b)	Basis of measurement:

The consolidated financial statements have been prepared on the historical cost basis, except for the following:

•	Share-based compensation transactions which are measured pursuant to IFRS 2, Share-based payment (note 3 (l)(ii)); and
•	Financial asset which is measured at fair value (note 20 (a)(i)).

Certain of the Corporation’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. In establishing fair value, the Corporation uses a fair value hierarchy based on levels as defined below:

•	Level 1: defined as observable inputs such as quoted prices in active markets.
•	Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
•	Level 3: defined as inputs that are based on little or no little observable market data, therefore requiring entities to develop their own assumptions.
(c)	Functional and presentation currency:

These consolidated financial statements are presented in Canadian dollars, which is the Corporation and its subsidiaries’s functional currency.

(d)	Use of estimates and judgments:

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates are based on management’s best knowledge of current events and actions that the Corporation may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements include the following:

•

Assessing the recognition of contingent liabilities and provisions, which requires judgment in evaluating whether there is a probable outflow of  economic benefits that will be required to settle matters subject to litigation (notes 11 and 22);

•	Assessing if performance criteria on options and DSU will be achieved in measuring the stock-based compensation expense (note 16); and
•	Assessing the criteria for recognition of tax assets (note 17).

Assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:

•	Estimating the recoverable amount of non-financial assets (note 3 (f)(ii));
•	Estimating the litigation provision as it depends upon the outcome of proceedings (note 11); and
•	Estimating the intangible asset and liability for a licensing and capsule agreement (note 12 (b)).